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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number: ______

This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name of Institutional Investment Manager: Salzman & Co., Inc.
Business Address:                         411 West Putnam Avenue
                                          Greenwich, CT 06830

Form 13F File Number: 28-12184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen B. Salzman
Title: CEO/President
Phone: 203-302-2701

Signature, Place, and Date of Signing:


    /s/ Stephen B. Salzman            Greenwich, CT          November 5, 2008
------------------------------   ----------------------   ----------------------

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

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                                13F Summary Page

Salzman & Co., Inc.
28-12184
Report for Period Ended 9/30/2008

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       15

Form 13F Information Table Value Total: $113,513 (thousands)

List of Other Included Managers:

NONE

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                           FORM 13F INFORMATION TABLE

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
           COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6  COLUMN 7        COLUMN 8
-----------------------------  ---------------  ---------  --------  ---------------------  ---------  --------  -------------------
                                                                     SHARES /                                      VOTING AUTHORITY
                                   TITLE OF                  VALUE      PRN    SH /  PUT /  INVESTMNT    OTHER   -------------------
        NAME OF ISSUER              CLASS         CUSIP    (x$1000)     AMT     PRN   CALL   DISCRETN    MGRS      SOLE   SHRD  NONE
-----------------------------  ---------------  ---------  --------  --------  ----  -----  ---------  --------  -------  ----  ----
AMERICA MOVIL SAB DE CV         SPON ADR L SHS  02364W105     9440     203629   SH             SOLE               203629
BROADRIDGE FINL SOLUTIONS INC        COM        11133T103     4471     290500   SH             SOLE               290500
CB RICHARD ELLIS GROUP INC          CL A        12497T101     6367     476200   SH             SOLE               476200
CORPORATE EXECUTIVE BRD CO           COM        21988R102     4629     148137   SH             SOLE               148137
DST SYS INC DEL                      COM        233326107     4149      74100   SH             SOLE                74100
EXPEDITORS INTL WASH INC             COM        302130109     6405     183841   SH             SOLE               183841
HANSEN NAT CORP                      COM        411310105     1764      58300   SH             SOLE                58300
HEIDRICK & STRUGGLES INTL INC        COM        422819102      375      12427   SH             SOLE                12427
J CREW GROUP INC                     COM        46612H402     4154     145400   SH             SOLE               145400
KINDER MORGAN MANAGEMENT LLC         SHS        49455U100     2654      53953   SH             SOLE                53953
LABORATORY CORP AMER HLDGS         COM NEW      50540R409    23685     340788   SH             SOLE               340788
MCGRAW HILL COS INC                  COM        580645109      967      30600   SH             SOLE                30600
PFIZER INC                           COM        717081103    26207    1421200   SH             SOLE              1421200
SPDR TR                           UNIT SER 1    78462F103    17998     155170   SH             SOLE               155170
WALGREEN CO                          COM        931422109      248       8000   SH             SOLE                 8000

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